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                                    [LETTERHEAD]


December 3, 1998

VIA ELECTRONIC FILING

Securities & Exchange Commission
450 Fifth Street NW
Washington, DC   20549

Re:  SAFECO Managed Bond Trust (1933 Act No. 33-47859; 1940 Act No. 811-6667)

Ladies and Gentlemen:

The enclosed supplement dated November 30, 1998, to the above-referenced Registrant's Advisor Class A and Advisor Class B Prospectus dated April 30, 1998, is filed pursuant to Rule 497(e) of the Securities Act of 1933, as amended.

If you have any comments or questions concerning the filing, please call me at
(206) 548-7075.

Sincerely,

 /s/Margaret E. DiDonna
---------------------------

Margaret E. DiDonna
Counsel













Enclosure